UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 WATER STREET, NEW YORK, NEW YORK 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place, 7th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-451-2010

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: July 1, 2009–June 30, 2010

Item 1. Proxy Voting Record

A report may indicate that the Adviser or Subadviser, as the case may be, “did not vote” on a particular proposal. No vote was entered for a proposal where (a) certain restrictions or pre-conditions on voting may, if followed, have adversely affected investment management of the fund’s portfolio holdings, such as “share blocking rules” that prohibit sales during the shareholder solicitation and voting process, (b) potential material conflicts of interest arising from proxy proposals were identified by the Proxy Voting Committee, (c) administrative or operational constraints impeded the ability to cast a timely vote, such as late receipt of proxy voting information, and/or (d) systems or processing errors occurred (including errors by third party vendors).

On or about October 5, 2009, a rebranding initiative took place replacing the word “Partners” in Legg Mason Partners funds with that of the subadviser to each respective fund within the Trust.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04254
Reporting Period: 07/01/2009 - 06/30/2010
Legg Mason Partners Income Trust

============= Legg Mason Western Asset Adjustable Rate Income Fund =============

GEORGIA GULF CORPORATION

Ticker:       GGC            Security ID:  373200302
Meeting Date: SEP 17, 2009   Meeting Type: Special
Record Date:  AUG 17, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To consider and vote upon an amendment  FOR       FOR          Management
      to our certificate of incorporation to
      increase the number of authorized
      shares of common stock from 3 million
      to 100 million
2     To consider and vote upon the 2009      FOR       FOR          Management
      equity and performance incentive plan
      providing for the issuance of up to
      3,033,000 shares of common stock

--------------------------------------------------------------------------------

GEORGIA GULF CORPORATION

Ticker:       GGC            Security ID:  373200302
Meeting Date: MAY 18, 2010   Meeting Type: Annual
Record Date:  MAR 26, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To elect three directors to serve for a FOR       FOR          Management
      term of three years
2     To approve an amendment to the          FOR       FOR          Management
      Company''s certificate of
      incorporation, as amended (the
      "Certificate") to amend Article XV to
      remove the requirement of plurality
      voting for directors
3     To approve an amendment to Article XV   FOR       FOR          Management
      of the Certificate to declassify the
      board of directors
4     To approve an amendment to Article XV   FOR       FOR          Management
      of the Certificate to remove the
      requirement of a four-fifths
      stockholder vote to repeal or amend
      such article
5     To ratify the appointment of Deloitte & FOR       FOR          Management
      Touche LLP to serve as Georgia Gulf''s
      independent registered public
      accounting firm for the year ending
      December 31, 2010
6     To transact any other business as may   Non-Votin Non-Voting   Management
      properly come before the meeting        g

============= Legg Mason Western Asset California Municipals Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Legg Mason Western Asset Core Bond Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= Legg Mason Western Asset Core Plus Bond Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= Legg Mason Western Asset Corporate Bond Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============= Legg Mason Western Asset Global High Yield Bond Fund =============

GEORGIA GULF CORPORATION

Ticker:       GGC            Security ID:  373200302
Meeting Date: SEP 17, 2009   Meeting Type: Special
Record Date:  AUG 17, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To consider and vote upon an amendment  FOR       FOR          Management
      to our certificate of incorporation to
      increase the number of authorized
      shares of common stock from 3 million
      to 100 million
2     To consider and vote upon the 2009      FOR       FOR          Management
      equity and performance incentive plan
      providing for the issuance of up to
      3,033,000 shares of common stock

--------------------------------------------------------------------------------

GEORGIA GULF CORPORATION

Ticker:       GGC            Security ID:  373200302
Meeting Date: MAY 18, 2010   Meeting Type: Annual
Record Date:  MAR 26, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To elect three directors to serve for a FOR       FOR          Management
      term of three years
2     To approve an amendment to the          FOR       FOR          Management
      Company''s certificate of
      incorporation, as amended (the
      "Certificate") to amend Article XV to
      remove the requirement of plurality
      voting for directors
3     To approve an amendment to Article XV   FOR       FOR          Management
      of the Certificate to declassify the
      board of directors
4     To approve an amendment to Article XV   FOR       FOR          Management
      of the Certificate to remove the
      requirement of a four-fifths
      stockholder vote to repeal or amend
      such article
5     To ratify the appointment of Deloitte & FOR       FOR          Management
      Touche LLP to serve as Georgia Gulf''s
      independent registered public
      accounting firm for the year ending
      December 31, 2010
6     To transact any other business as may   Non-Votin Non-Voting   Management
      properly come before the meeting        g

========== Legg Mason Western Asset Global Inflation Management Fund ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============= Legg Mason Western Asset Government Securities Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== Legg Mason Western Asset High Income Fund ===================

GEORGIA GULF CORPORATION

Ticker:       GGC            Security ID:  373200302
Meeting Date: SEP 17, 2009   Meeting Type: Special
Record Date:  AUG 17, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To consider and vote upon an amendment  FOR       FOR          Management
      to our certificate of incorporation to
      increase the number of authorized
      shares of common stock from 3 million
      to 100 million
2     To consider and vote upon the 2009      FOR       FOR          Management
      equity and performance incentive plan
      providing for the issuance of up to
      3,033,000 shares of common stock

--------------------------------------------------------------------------------

GEORGIA GULF CORPORATION

Ticker:       GGC            Security ID:  373200302
Meeting Date: MAY 18, 2010   Meeting Type: Annual
Record Date:  MAR 26, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To elect three directors to serve for a FOR       FOR          Management
      term of three years
2     To approve an amendment to the          FOR       FOR          Management
      Company''s certificate of
      incorporation, as amended (the
      "Certificate") to amend Article XV to
      remove the requirement of plurality
      voting for directors
3     To approve an amendment to Article XV   FOR       FOR          Management
      of the Certificate to declassify the
      board of directors
4     To approve an amendment to Article XV   FOR       FOR          Management
      of the Certificate to remove the
      requirement of a four-fifths
      stockholder vote to repeal or amend
      such article
5     To ratify the appointment of Deloitte & FOR       FOR          Management
      Touche LLP to serve as Georgia Gulf''s
      independent registered public
      accounting firm for the year ending
      December 31, 2010
6     To transact any other business as may   Non-Votin Non-Voting   Management
      properly come before the meeting        g

========== Legg Mason Western Asset Intermediate Maturity California ===========
==========                      Municipals Fund                      ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========== Legg Mason Western Asset Intermediate Maturity New York ============
===========                     Municipals Fund                     ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== Legg Mason Western Asset Intermediate-Term Municipals Fund ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============== Legg Mason Western Asset Managed Municipals Fund ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============ Legg Mason Western Asset Massachusetts Municipals Fund ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============= Legg Mason Western Asset Municipal High Income Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============= Legg Mason Western Asset New Jersey Municipals Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============== Legg Mason Western Asset New York Municipals Fund ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============== Legg Mason Western Asset Oregon Municipals Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============ Legg Mason Western Asset Pennsylvania Municipals Fund =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========== Legg Mason Western Asset Short Duration Municipal Income ===========
===========                           Fund                           ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Legg Mason Western Asset Short-Term Bond Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Legg Mason Western Asset Strategic Income Fund ================

GEORGIA GULF CORPORATION

Ticker:       GGC            Security ID:  373200302
Meeting Date: SEP 17, 2009   Meeting Type: Special
Record Date:  AUG 17, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To consider and vote upon an amendment  FOR       FOR          Management
      to our certificate of incorporation to
      increase the number of authorized
      shares of common stock from 3 million
      to 100 million
2     To consider and vote upon the 2009      FOR       FOR          Management
      equity and performance incentive plan
      providing for the issuance of up to
      3,033,000 shares of common stock

--------------------------------------------------------------------------------

GEORGIA GULF CORPORATION

Ticker:       GGC            Security ID:  373200302
Meeting Date: MAY 18, 2010   Meeting Type: Annual
Record Date:  MAR 26, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To elect three directors to serve for a FOR       FOR          Management
      term of three years
2     To approve an amendment to the          FOR       FOR          Management
      Company''s certificate of
      incorporation, as amended (the
      "Certificate") to amend Article XV to
      remove the requirement of plurality
      voting for directors
3     To approve an amendment to Article XV   FOR       FOR          Management
      of the Certificate to declassify the
      board of directors
4     To approve an amendment to Article XV   FOR       FOR          Management
      of the Certificate to remove the
      requirement of a four-fifths
      stockholder vote to repeal or amend
      such article
5     To ratify the appointment of Deloitte & FOR       FOR          Management
      Touche LLP to serve as Georgia Gulf''s
      independent registered public
      accounting firm for the year ending
      December 31, 2010
6     To transact any other business as may   Non-Votin Non-Voting   Management
      properly come before the meeting        g

================ Western Asset Emerging Markets Debt Portfolio =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Western Asset Global High Yield Bond Portfolio ================

GEORGIA GULF CORPORATION

Ticker:       GGC            Security ID:  373200302
Meeting Date: SEP 17, 2009   Meeting Type: Special
Record Date:  AUG 17, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To consider and vote upon an amendment  FOR       FOR          Management
      to our certificate of incorporation to
      increase the number of authorized
      shares of common stock from 3 million
      to 100 million
2     To consider and vote upon the 2009      FOR       FOR          Management
      equity and performance incentive plan
      providing for the issuance of up to
      3,033,000 shares of common stock

--------------------------------------------------------------------------------

GEORGIA GULF CORPORATION

Ticker:       GGC            Security ID:  373200302
Meeting Date: MAY 18, 2010   Meeting Type: Annual
Record Date:  MAR 26, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To elect three directors to serve for a FOR       FOR          Management
      term of three years
2     To approve an amendment to the          FOR       FOR          Management
      Company''s certificate of
      incorporation, as amended (the
      "Certificate") to amend Article XV to
      remove the requirement of plurality
      voting for directors
3     To approve an amendment to Article XV   FOR       FOR          Management
      of the Certificate to declassify the
      board of directors
4     To approve an amendment to Article XV   FOR       FOR          Management
      of the Certificate to remove the
      requirement of a four-fifths
      stockholder vote to repeal or amend
      such article
5     To ratify the appointment of Deloitte & FOR       FOR          Management
      Touche LLP to serve as Georgia Gulf''s
      independent registered public
      accounting firm for the year ending
      December 31, 2010
6     To transact any other business as may   Non-Votin Non-Voting   Management
      properly come before the meeting        g

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman of the Board, President and Chief Executive Officer

Date: August 16, 2010